GCAT NQM DEPOSITOR II, LLC ABS-15G

Exhibit 99.43

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
2023090006	9a6d3cf4-c491-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.		07.03.2019: Red flag event is post application and regarding the subject property. Finding Rescinded. 06/28/2019: Potential Non-arms length/conflict of interest transaction; Credit header indicates address history at subject property on a purchase transaction.06/26/2019: Third party fraud report was provided. Fraud report reflects Red flag warnings. See page 2 of 9 on Fraud report. Provide documentation that the lender addressed and resolved red flag warnings. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43, loan qualified with DTI of 21.66% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 3 months’ reserves, loan qualified with 6.80 months’ reserves
2023090006	6633cded-c491-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	BPO Value < 25K	Third party appraisal review not provided.		06/26/2019: A CDA was provided with a value of $XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43, loan qualified with DTI of 21.66% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 3 months’ reserves, loan qualified with 6.80 months’ reserves